Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Debt Instruments Effective Interest Rates	For the years ended December 31, 2020, 2021 and 2022, the effective interest rates of the iQIYI Notes were as follows:

	For the years ended December 31,
	2020	2021	2022
	%	%	%
The iQIYI 2023 Convertible Notes	7.04%	7.04%	4.41%
The iQIYI 2025 Convertible Notes	6.01%	6.01%	2.48%
The iQIYI 2026 Convertible Notes	6.94%	6.94%	4.53%
The iQIYI PAG Convertible Notes	N/A	N/A	12.27%

Summary of Carying Amount of the Convertible Notes
The carrying amount of the iQIYI Notes as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Liability component:
Principal	13,403	17,986	2,608
Less: unamortized debt discount	751	112	17
Net carrying amount	12,652	17,874	2,591

Equity component:
Carrying amount	1,793	360	52

Summary of Debt Instruments Interest Cost Recognized
For the years ended December 31, 2020, 2021 and 2022, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	365	557	404	59
Amortization of the discount and issuance costs	434	559	66	9
Total	799	1,116	470	68